Restricted Equity Securities - Additional Information (Detail) (FHLB [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
FHLB [Member]
Marketable Securities [Line Items]
Restricted equity securities consists of stock of the Federal Home Loan Bank	$ 3,012,000	$ 3,012,000